Share-Based Compensation (Details) - USD ($)			12 Months Ended
	Jan. 24, 2025	Oct. 31, 2024	Jun. 30, 2025
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Share-based compensation expenses			$ 34,227,641
Nonvested Restricted Share Units [Member]
Share-Based Compensation [Line Items]
Unrecognized compensation expenses
2024 Equity Incentive Plan [Member]
Share-Based Compensation [Line Items]
Number of ordinary shares reserved		11,416,109
2024 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Number of granted shares	9,892,382